Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Aug. 02, 2019	Aug. 01, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	$ 32,027	$ 31,205	$ 29,376	$ 28,460	$ 25,868	$ 23,082	$ 23,858	$ 22,012	$ 20,537	$ 19,161	$ 20,057	$ 24,078	$ 25,420	$ 23,262	$ 23,285	$ 21,513	$ 20,229	$ 17,639	$ 16,152	$ 13,236	$ 16,734	$ 15,338			$ 15,162	$ 14,566	$ 12,772	$ 14,903	$ 13,912	$ 13,392	$ 13,478	$ 12,675	$ 12,121	$ 11,766	$ 11,127	$ 10,678	$ 10,228	$ 9,966	$ 9,870	$ 9,288	$ 10,014	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,027	31,205	29,376	28,460	25,868	23,082	23,858	22,012	20,537	19,161	20,057	24,078	25,420	23,262	23,285	21,513	20,229	17,639	16,152	13,236	16,734	15,338			15,162	14,566	12,772	14,903	13,912	13,392	13,478	12,675	12,121	11,766	11,127	10,678	10,228	9,966	9,870	9,288	10,014	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Account Value	$ 11,564	11,251	11,606	11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,138	11,796	11,436	11,415			11,162	10,829	10,519	10,350	10,348	10,364	10,518	10,477	10,389	10,241	10,158	10,470	10,422	10,196	9,896	9,953	9,832	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Account Value	$ 11,564	11,251	11,606	11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,138	11,796	11,436	11,415			11,162	10,829	10,519	10,350	10,348	10,364	10,518	10,477	10,389	10,241	10,158	10,470	10,422	10,196	9,896	9,953	9,832	10,000
Bloomberg Barclays Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays Municipal Bond Index
Account Value	$ 12,341	12,369	12,521	12,190	12,193	12,240	11,344	11,811	11,823	11,503	11,050	11,446	11,793	12,576	12,486	12,519	12,344	12,388	12,166	12,019	11,700	11,774	11,688			11,507	11,266	10,949	10,767	10,784	10,690	10,810	10,730	10,617	10,414	10,252	10,637	10,669	10,398	10,226	10,075	9,911	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Account Value	$ 11,564	11,251	11,606	11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,138	11,796	11,436	11,415			11,162	10,829	10,519	10,350	10,348	10,364	10,518	10,477	10,389	10,241	10,158	10,470	10,422	10,196	9,896	9,953	9,832	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Aggregate Bond Index
Account Value	$ 11,564	11,251	11,606	11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,138	11,796	11,436	11,415			11,162	10,829	10,519	10,350	10,348	10,364	10,518	10,477	10,389	10,241	10,158	10,470	10,422	10,196	9,896	9,953	9,832	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	20,345	20,277	18,557	19,186	18,241	15,996	16,861	16,027	15,600	14,685	15,013	18,131	19,607	19,196	20,071	19,245	17,076	12,998	12,387	9,877	14,235	12,948			13,266	12,994	11,340	14,211	13,720	12,733	12,744	12,332	11,670	11,390	11,116	10,213	9,366	9,024	9,163	8,845	10,042	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	20,345	20,277	18,557	19,186	18,241	15,996	16,861	16,027	15,600	14,685	15,013	18,131	19,607	19,196	20,071	19,245	17,076	12,998	12,387	9,877	14,235	12,948			13,266	12,994	11,340	14,211	13,720	12,733	12,744	12,332	11,670	11,390	11,116	10,213	9,366	9,024	9,163	8,845	10,042	10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 15,313	16,555	16,453	15,129	15,805	14,782	13,040	13,695	13,015	12,588	11,718	12,058	14,524	15,421	14,853	15,262	14,475	13,049	10,242	9,673	7,642	10,874	10,019	$ 10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 15,164	16,394	16,293	14,982	15,651	14,638	12,914	13,562	12,889	12,466	11,604	11,941	14,383	15,272	14,709	15,114	14,334	12,922	10,142	9,579	7,568	10,769	9,922		$ 10,000
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Account Value	$ 11,961	11,678	11,868	11,393	11,321	11,338	10,844	10,935	11,024	10,773	10,610	10,945	11,211	11,740	11,807	11,805	11,690	11,911	11,854	11,782	11,460	11,191	11,150			10,999	10,722	10,479	10,308	10,286	10,286	10,387	10,408	10,346	10,250	10,170	10,385	10,368	10,206	9,963	10,032	9,938	10,000
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index (60% Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Account Value	$ 21,581	21,989	21,778	20,662	20,215	19,090	17,502	17,907	17,107	16,255	15,476	16,085	18,097	19,031	18,070	18,074	17,163	16,659	15,289	14,451	12,661	14,383	13,626			13,455	12,984	11,881	12,920	12,384	12,102	12,190	11,756	11,416	11,172	10,769	10,588	10,310	10,086	9,921	9,585	9,984	10,000
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Account Value	$ 11,961	11,678	11,868	11,393	11,321	11,338	10,844	10,935	11,024	10,773	10,610	10,945	11,211	11,740	11,807	11,805	11,690	11,911	11,854	11,782	11,460	11,191	11,150			10,999	10,722	10,479	10,308	10,286	10,286	10,387	10,408	10,346	10,250	10,170	10,385	10,368	10,206	9,963	10,032	9,938	10,000
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Index (60% Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Account Value	$ 21,581	21,989	21,778	20,662	20,215	19,090	17,502	17,907	17,107	16,255	15,476	16,085	18,097	19,031	18,070	18,074	17,163	16,659	15,289	14,451	12,661	14,383	13,626			13,455	12,984	11,881	12,920	12,384	12,102	12,190	11,756	11,416	11,172	10,769	10,588	10,310	10,086	9,921	9,585	9,984	10,000
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
Account Value	$ 12,183	12,136	12,266	11,954	11,995	12,030	11,309	11,640	11,689	11,429	11,033	11,325	11,504	12,152	12,106	12,117	12,009	12,048	11,889	11,755	11,446	11,504	11,411			11,283	11,079	10,808	10,625	10,632	10,543	10,639	10,623	10,526	10,356	10,198	10,521	10,542	10,346	10,197	10,084	9,933	10,000
Bloomberg Barclays 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays 1-3 Year US Government/Credit Index
Account Value	$ 11,871	11,681	11,684	11,348	11,241	11,194	10,900	10,821	10,862	10,700	10,606	10,765	10,833	11,110	11,173	11,163	11,158	11,163	11,139	11,114	10,985	10,802	10,739			10,665	10,509	10,384	10,263	10,229	10,200	10,221	10,242	10,208	10,176	10,135	10,175	10,172	10,104	10,007	10,043	10,014	10,000
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Account Value	$ 11,914	11,677	11,761	11,364	11,270	11,255	10,880	10,858	10,925	10,730	10,603	10,837	10,962	11,354	11,437	11,431	11,400	11,466	11,428	11,386	11,188	10,950	10,896			10,800	10,597	10,428	10,278	10,252	10,234	10,286	10,317	10,273	10,215	10,157	10,265	10,261	10,162	10,001	10,058	9,998	10,000
Bloomberg Barclays 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays 1-3 Year US Government/Credit Index
Account Value	$ 11,871	11,681	11,684	11,348	11,241	11,194	10,900	10,821	10,862	10,700	10,606	10,765	10,833	11,110	11,173	11,163	11,158	11,163	11,139	11,114	10,985	10,802	10,739			10,665	10,509	10,384	10,263	10,229	10,200	10,221	10,242	10,208	10,176	10,135	10,175	10,172	10,104	10,007	10,043	10,014	10,000
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
Account Value	$ 11,914	11,677	11,761	11,364	11,270	11,255	10,880	10,858	10,925	10,730	10,603	10,837	10,962	11,354	11,437	11,431	11,400	11,466	11,428	11,386	11,188	10,950	10,896			10,800	10,597	10,428	10,278	10,252	10,234	10,286	10,317	10,273	10,215	10,157	10,265	10,261	10,162	10,001	10,058	9,998	10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,547	19,757	17,936	18,615	18,090	15,695	16,174	15,675	15,779	14,554	15,257	18,008	18,451	17,681	18,224	17,429	14,385	10,786	10,517	8,845	13,747	12,672			12,745	12,572	11,232	13,810	13,592	12,550	12,890	12,632	12,018	11,938	11,953	10,479	9,625	9,228	9,073	8,820	9,880	10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,547	19,757	17,936	18,615	18,090	15,695	16,174	15,675	15,779	14,554	15,257	18,008	18,451	17,681	18,224	17,429	14,385	10,786	10,517	8,845	13,747	12,672			$ 12,745	$ 12,572	$ 11,232	$ 13,810	$ 13,592	$ 12,550	$ 12,890	$ 12,632	$ 12,018	$ 11,938	$ 11,953	$ 10,479	$ 9,625	$ 9,228	$ 9,073	$ 8,820	$ 9,880	$ 10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 15,461	16,418	16,462	15,016	15,691	14,793	13,004	13,498	12,933	12,755	11,679	12,230	14,455	14,675	13,797	14,089	13,418	11,485	8,937	8,631	7,157	10,951	10,228	$ 10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 15,335	$ 16,284	$ 16,327	$ 14,893	$ 15,563	$ 14,673	$ 12,898	$ 13,388	$ 12,827	$ 12,651	$ 11,584	$ 12,130	$ 14,337	$ 14,555	$ 13,685	$ 13,974	$ 13,308	$ 11,391	$ 8,864	$ 8,561	$ 7,099	$ 10,861	$ 10,144		$ 10,000